Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total

Cost:
Balance at December 31, 2020	$10,540,477	$116,543	$1,319,184	$-	$11,976,204
Additions	2,769,679	-	-	522,637	3,292,316
Foreign exchange	5,370	183	2,073	-	7,626
Balance at December 31, 2021	$13,315,526	$116,726	$1,321,257	$522,637	$15,276,146
Additions	3,405,862	-	-	-	3,405,862
Foreign exchange	(11,590)	-	-	-	(11,590)
Balance at December 31, 2022	$16,709,798	$116,726	$1,321,257	$522,637	$18,670,418

Accumulated Amortization:
Balance at December 31, 2020	$4,283,382	$97,460	$1,046,244	$-	$5,427,086
Additions	469,789	19,418	278,567	29,189	796,963
Impairment	4,339,366	-	-	399,920	4,739,286
Foreign exchange	(34,020)	(152)	(3,554)	-	(37,726)
Balance at December 31, 2021	$9,058,517	$116,726	$1,321,257	$429,109	$10,925,609
Additions	668,566	-	-	93,528	762,094
Foreign exchange	(4,816)	-	-	-	(4,816)
Balance at December 31, 2022	$9,722,267	$116,726	$1,321,257	$522,637	$11,682,887

Net Book Value:

Balance at December 31, 2021	$4,257,009	$-	$-	$93,528	$4,350,537
Balance at December 31, 2022	$6,987,531	$-	$-	$-	$6,987,531

Development Costs

Development costs are internally generated and are capitalized in accordance with the IAS 38, Intangible Assets. On a quarterly basis, the Company assesses capitalized development costs for indicators of impairment or when facts or circumstances suggest the carrying amount may exceed its recoverable amount.

The Company engaged a third-party evaluator to determine the recoverable amount of the intangible assets at December 31, 2022 based on the replacement cost method. Based on the results of their, management determined that the recoverable amount was equal to, or in excess of the carrying amount in December 31, 2022. However, for the year ended December 31, 2021 the recoverable amount was less than the carrying amount which resulted in a total impairment at December 31, 2021 of $4,739,286 as follows: rugged device impairment of $4,339,366 and $399,920 impairment to a supplier relationship.

During the twelve months ended December 31, 2022 the Company incurred $339,828 (December 31, 2021-$846,242) in product development costs which did not satisfy the criteria for capitalization and were recorded in profit and loss.

Uniden License

During 2016, the Company acquired a license agreement from Uniden America Corporation (“Uniden”). The agreement provides for the Company to use the trademark “Uniden”, along with associated designs and trade dress to distribute, market and sell its cellular signal booster and accessories during its term. The agreement is until December 31, 2031 and is subject to certain minimum royalties. The license agreement is amortized on a straight-line basis over its five-year term and was fully amortized on December 31, 2021.

Clear RF Patent and Supplier Relationship:

As part of the acquisition of ClearRF on March 30, 2021, as described in Note 4 above, the Company purchased two patents valued at $122,717 plus a supplier relationship valued at $399,920. These intangible assets were recorded at cost and were initially scheduled to be amortized on a straight-line basis over their estimated useful life of four years with no residual value.

On December 31, 2021, the Company had an independent impairment in value report prepared for the intangibles. Management, based on this report, impaired the full amount of the supplier relationship of $399,920 because of a worldwide component and supply chain shortfall.